Inventories (Tables)	12 Months Ended
Dec. 31, 2020
Inventories
Summary of inventories

	As of December 31,
	2019	2020
Finished products	144,543	820,168
Raw materials, work in process and supplies	373,543	227,836
Total	518,086	1,048,004